Remuneration and other benefits paid to the Bank's directors and senior managers - Remuneration by Director (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Remuneration of key personnel
Total		€ 25,551
Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Total		7,279
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Total		6,006
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Total		3,824
Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Total		4,474
Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Total		461
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Total		721
Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Total		945
Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Total		115
Mrs. Sol Daurella Comadran
Remuneration of key personnel
Total		191
Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Total		254
Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Total		122
Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Total		231
Mrs. Belen Romana Garcia
Remuneration of key personnel
Total		219
Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Total		442
Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Total		235
Mr. Homaira Akbari
Remuneration of key personnel
Total		32
Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Total		0
Bank's Directors
Remuneration of key personnel
Other remuneration	€ 2,387	2,536
Total	26,470
Bank's Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Other remuneration	689
Total	7,874
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Other remuneration	1,203
Total	6,436
Bank's Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Other remuneration	201
Total	4,281
Bank's Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Other remuneration	188
Total	4,266
Bank's Directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Other remuneration	0
Total	473
Bank's Directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Other remuneration	0
Total	731
Bank's Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Other remuneration	106
Total	550
Bank's Directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Other remuneration	0
Total	124
Bank's Directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Other remuneration	0
Total	207
Bank's Directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Other remuneration	0
Total	285
Bank's Directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Other remuneration	0
Total	162
Bank's Directors | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Other remuneration	0
Total	0
Bank's Directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Other remuneration	0
Total	297
Bank's Directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Other remuneration	0
Total	418
Bank's Directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Other remuneration	0
Total	170
Bank's Directors | Mr. Homaira Akbari
Remuneration of key personnel
Other remuneration	0
Total	159
Bank's Directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Other remuneration	0
Total	36
Members of the Board of Directors
Remuneration of key personnel
Annual emoluments	1,675	1,645
Attendance fees	972	859
Members of the Board of Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	88
Attendance fees	44
Members of the Board of Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	88
Attendance fees	44
Members of the Board of Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	88
Attendance fees	38
Members of the Board of Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	80
Attendance fees	41
Members of the Board of Directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	118
Attendance fees	95
Members of the Board of Directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	378
Attendance fees	94
Members of the Board of Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	88
Attendance fees	97
Members of the Board of Directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	88
Attendance fees	36
Members of the Board of Directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	88
Attendance fees	69
Members of the Board of Directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	88
Attendance fees	93
Members of the Board of Directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	88
Attendance fees	54
Members of the Board of Directors | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Attendance fees	0
Members of the Board of Directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	138
Attendance fees	80
Members of the Board of Directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	80
Attendance fees	87
Members of the Board of Directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	88
Attendance fees	44
Members of the Board of Directors | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	88
Attendance fees	51
Members of the Board of Directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	8
Attendance fees	6
Members of the executive committee
Remuneration of key personnel
Annual emoluments	1,345	1,360
Members of the executive committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	155
Members of the executive committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	155
Members of the executive committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	15
Members of the audit committee
Remuneration of key personnel
Annual emoluments	160	190
Members of the audit committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	36
Members of the audit committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	19
Members of the audit committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	21
Members of the audit committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	4
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	125	143
Members of the appointments committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	123	143
Members of the remuneration committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	23
Members of the remuneration committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	280	277
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	21
Members of the risk supervision, regulation and compliance oversight committee | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	36
Members of the risk supervision, regulation and compliance oversight committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	19
Members of the risk supervision, regulation and compliance oversight committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	4
Directors
Remuneration of key personnel
Fixed salary	7,568	7,710
Variable compensation, immediate payments, cash	3,699	3,340
Variable compensation, immediate payments, in shares	3,699	3,340
Deferred variable compensation, cash	2,219	2,004
Deferred variable compensation, in shares	2,219	2,004
Total Short-term and deferred (not subject to long term goals) salaries	19,404	€ 18,398
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Fixed salary	2,500
Variable compensation, immediate payments, cash	1,370
Variable compensation, immediate payments, in shares	1,370
Deferred variable compensation, cash	822
Deferred variable compensation, in shares	822
Total Short-term and deferred (not subject to long term goals) salaries	6,884
Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Fixed salary	2,000
Variable compensation, immediate payments, cash	916
Variable compensation, immediate payments, in shares	916
Deferred variable compensation, cash	550
Deferred variable compensation, in shares	550
Total Short-term and deferred (not subject to long term goals) salaries	4,932
Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Fixed salary	1,500
Variable compensation, immediate payments, cash	714
Variable compensation, immediate payments, in shares	714
Deferred variable compensation, cash	428
Deferred variable compensation, in shares	428
Total Short-term and deferred (not subject to long term goals) salaries	3,785
Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Fixed salary	1,568
Variable compensation, immediate payments, cash	698
Variable compensation, immediate payments, in shares	698
Deferred variable compensation, cash	419
Deferred variable compensation, in shares	419
Total Short-term and deferred (not subject to long term goals) salaries	3,803
Directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Angel Jado Becerro de Bengoa
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Homaira Akbari
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	€ 0